OPERATING EXPENSES - Provision/Reversals (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING CHARGES (REVERSALS), NET
Guarantees	R$ 101,274	R$ 37,783	R$ 18,444
Contingencies	(1,757,494)	1,819,710	3,718,687
Onerous contracts	179,003	(1,353,849)	(594,323)
Provision/(Reversal) for losses on investments	334,100	(340,361)	(335,592)
Provision for losses on investments classified as held for sale		553,607
Impairment of long-term assets	121,581	(6,546,048)	724,766
Provision (reversion) for Aneel - CCC	53,063
TFRH		1,183,583	(517,727)
Others	(413,195)
Other expenses		(438,550)	(429,904)
Operating Charges (Reversals), Net	(2,005,808)	6,495,463	(4,645,594)
Reversal of onerous contracts provision	190,994	2,011,475
Accounts receivable
OPERATING CHARGES (REVERSALS), NET
Impairment of assets	(267,938)	160,116	155,399
Financing and Loans
OPERATING CHARGES (REVERSALS), NET
Impairment of assets	R$ (356,202)	R$ (81,388)	R$ 10,582